Share-Based Compensation - Movement in Number of Share Options Granted and Related Weighted Average Exercise Prices (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of options, Beginning balance	287,099,713	229,038,872	185,907,876
Number of options, Granted	110,582,949	85,357,994	55,388,338
Number of options, Forfeited	(36,543,665)	(27,297,153)	(4,570,510)
Number of options, Exercised	(37,080,608)		(7,686,832)
Number of options, Ending balance	324,058,389	287,099,713	229,038,872	185,907,876
Number of options, Exercisable	129,585,857
Weighted average exercise price, Beginning balance	$ 0.0448	$ 0.3706	$ 0.2179
Weighted average exercise price, Granted	0.0250	0.0250	0.8790
Weighted average exercise price, Forfeited	0.0254	0.0250	0.8782
Weighted average exercise price, Exercised	0.0248		0.0392
Weighted average exercise price, Ending balance	$ 0.0407	$ 0.0448	$ 0.3706	$ 0.2179
Weighted average remaining contractual life, balance	11 years 1 month 9 days	11 years 11 months 26 days	12 years 11 months 23 days	13 years 8 months 23 days
Aggregate intrinsic value,Balance	$ 53,820	$ 91,942	$ 38,230
Aggregate intrinsic value, Exercisable	$ 41,190